NOTES PAYABLE - Promissory Notes (Details)													1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 13, 2025 USD ($) shares	Oct. 08, 2025 USD ($)	Oct. 01, 2025 USD ($) $ / shares shares	Sep. 16, 2025 USD ($) $ / shares shares	Aug. 29, 2025 shares	Aug. 11, 2025 USD ($) shares	Jul. 01, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 23, 2025 USD ($) $ / shares shares	Jan. 15, 2025 USD ($) $ / shares shares	Feb. 19, 2024 $ / shares shares	Feb. 09, 2024 USD ($) installment $ / shares shares	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 15, 2025 $ / shares	Dec. 31, 2024 $ / shares	Jun. 30, 2023 $ / shares
NOTES PAYABLE
Stock issued for services | shares						200,000
Sale price per share (in dollars per share) | $ / shares												$ 60
Change in fair value of stock payable															$ (196,151)	$ (985,072)	$ (232,793)
Value of stock issued for services						$ 40,000									$ 2,578		$ 44,341
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Interest expense on convertible notes																$ 1,896,714	$ 7,276,092
Promissory notes								$ 1,207,797						$ 691,240		852,968	1,207,797
Subsequent Event
NOTES PAYABLE
Stock issued for services | shares	325,000		356,901			200,000	356,901
Sale price per share (in dollars per share) | $ / shares			$ 0.162				$ 0.162
Convertible amount		$ 4,250,000											$ 4,250,000
Value of stock issued for services	$ 132,372					$ 40,000
Aggregate principal amount		$ 10,097,782
Interest amount			$ 57,821				$ 57,821
Interest Solutions, LLC
NOTES PAYABLE
Sale price per share (in dollars per share) | $ / shares												$ 120
Interest rate (in percent)												13.00%
Convertible amount												$ 275,000
Number of shares issuable upon debt conversion | shares												2,408
Interest expense on convertible notes														8,913			35,652
Transferred registered shares | shares															9,011
Accrued interest net								9,011							$ 9,011		9,011
Promissory notes								315,549						$ 324,462		288,908	315,549
Conversion price (in dollars per share) | $ / shares														$ 2
Interest Solutions, LLC | Subsequent Event
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares			$ 0.5627
Interest amount			$ 49,462
JonesTrading Institutional Services LLC
NOTES PAYABLE
Sale price per share (in dollars per share) | $ / shares												$ 120
Interest rate (in percent)												13.00%
Convertible amount												$ 375,000
Number of shares issuable upon debt conversion | shares												3,283
Interest expense on convertible notes														$ 8,627	12,288		$ 48,617
Transferred registered shares | shares																	101
Accrued interest net								12,288							$ 12,288		$ 12,288
Promissory notes								430,295						0		393,966	430,295
Shares issued as conversion in principle on convertible notes (in shares) | shares															101
Conversion price (in dollars per share) | $ / shares				$ 0.75														$ 2
Shares issued under Tau agreement settled (in shares) | shares				585,229
Principal amount				$ 375,000
Interest amount				$ 63,922
JonesTrading Institutional Services LLC | Subsequent Event
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares				$ 0.75
Shares issued under Tau agreement settled (in shares) | shares				585,229
Principal amount				$ 375,000
Interest amount				$ 63,922
Toppan Merrill LLC
NOTES PAYABLE
Interest rate (in percent)												13.00%
Interest expense on convertible notes																	15,694
Promissory notes								185,788						55,025		$ 170,094	185,788
Aggregate principal amount												$ 160,025
Minimum | JonesTrading Institutional Services LLC
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares				$ 0.75
Minimum | JonesTrading Institutional Services LLC | Subsequent Event
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares				$ 0.75														$ 2
Carriage House Capital, Inc
NOTES PAYABLE
Stock issued for services | shares										4,166	5,833	1,667
Sale price per share (in dollars per share) | $ / shares											$ 298.8	$ 298.8
Change in fair value of stock payable										$ 232,793
Value of stock issued for services										$ 27,100
Market price of public shares (in Dollars per share) | $ / shares										$ 6.5
Common stock, par value (in dollars per share) | $ / shares																$ 62.38
Number of unissued shares | shares																4,166
Carriage House Capital, Inc | Due upon signing of the contract
NOTES PAYABLE
Stock issued for services | shares											16,677
Carriage House Capital, Inc | Due, signing of the contract
NOTES PAYABLE
Stock issued for services | shares											4,166
Carriage House Capital, Inc | Maximum
NOTES PAYABLE
Stock issued for services | shares											5,833
Winston & Strawn LLP
NOTES PAYABLE
Value of shares issuable for services												$ 2,500,000
Number of installments | installment												3
Subscription payable, liability								$ 2,489,945						$ 691,321		$ 2,425,647	$ 2,489,945
Value of shares issuable for services in each installment												$ 833,333
Winston & Strawn LLP | Maximum
NOTES PAYABLE
Number of shares issuable for services | shares												2,500,000
Outside The Box Capital Inc
NOTES PAYABLE
Stock issued for services | shares																	6,919
Value of stock issued for services																	$ 39,404
Market price of public shares (in Dollars per share) | $ / shares								$ 5.7									$ 5.7
Locbox Technologies, Inc
NOTES PAYABLE
Stock issued for services | shares								203,425
Value of stock issued for services								$ 41,763
Market price of public shares (in Dollars per share) | $ / shares								$ 0.2053									$ 0.2053
Payment for software services, Monthly payment								$ 20,000
Payment for software services in stock (in percent)								90.00%
Issuance of stock for payment of services								9.90%
Payment for services, Non-Payment of cash, Interest rate																	13.00%
Payment for services, Right to acquire, Ownership percentage								5.00%
Payment for services, valuation amount								$ 10,000,000									$ 10,000,000
Payment for services right to acquire, investment amount								$ 500,000									$ 500,000
License fee paid considered as contribution (in percent)																	50.00%
Individual Third Party
NOTES PAYABLE
Stock issued for services | shares									100,000
Value of stock issued for services									$ 19,050
Market price of public shares (in Dollars per share) | $ / shares									$ 0.1905
Stock promotion agreement, Performance of service period									6 months
Stock promotion agreement, Expense recognition period									6 months
Longside Ventures LLC | Subsequent Event
NOTES PAYABLE
Stock issued for services | shares					200,000
Longside Ventures LLC | Execution of the agreement, issued | Subsequent Event
NOTES PAYABLE
Stock issued for services | shares					100,000
Longside Ventures LLC | One-month anniversary | Subsequent Event
NOTES PAYABLE
Stock issued for services | shares					100,000